UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Profile Funds
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Empower Conservative Profile Fund
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
The Empower Profile Funds’ 2023 performance was pressured. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year. These modest biases pressured the equity allocations in the Fund.
For the twelve-month period ended December 31, 2023, the Empower Conservative Profile Fund (Investor Class shares) returned 8.25%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and an 10.33% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,505.45	10,627.46	11,271.17	10,596.57
2015	10,406.09	10,732.28	11,346.22	10,654.85
2016	11,057.51	11,234.90	12,863.25	10,936.93
2017	11,874.66	12,065.20	15,563.22	11,324.30
2018	11,500.61	11,879.88	14,743.69	11,325.59
2019	12,827.78	13,432.41	19,317.04	12,312.80
2020	13,880.94	14,537.18	23,338.70	13,237.08
2021	14,762.38	15,475.61	29,569.16	13,032.96
2022	13,296.10	13,674.38	23,939.01	11,337.35
2023	14,392.86	15,087.39	30,195.87	11,964.18

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	8.61%	4.92%	3.86%
Investor Class	8.25%	4.59%	3.71%
Class L	8.03%	4.33%	3.45%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.31%
Fixed Interest Contract	22.44
Large Cap Equity	8.79
International Equity	8.44
Real Estate Equity	5.02
Mid Cap Equity	4.80
Small Cap Equity	3.20
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Conservative Profile Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,044.45	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.19
Investor Class
Actual	$1,000.00	$1,042.73	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.97
Class L
Actual	$1,000.00	$1,041.94	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 1.03% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Conservative Profile Fund
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
The Empower Profile Funds’ 2023 performance was pressured. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year. These modest biases pressured the equity allocations in the Fund.
For the twelve-month period ended December 31, 2023, the Empower Moderately Conservative Profile Fund (Investor Class shares) returned 9.90%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and a 13.04% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,579.42	10,681.62	11,271.17	10,596.57
2015	10,492.86	10,783.07	11,346.22	10,654.85
2016	11,268.29	11,415.77	12,863.25	10,936.93
2017	12,403.00	12,591.45	15,563.22	11,324.30
2018	11,816.34	12,238.82	14,743.69	11,325.59
2019	13,523.80	14,223.71	19,317.04	12,312.80
2020	14,818.03	15,660.38	23,338.70	13,237.08
2021	16,170.91	17,172.99	29,569.16	13,032.96
2022	14,421.89	14,966.44	23,939.01	11,337.35
2023	15,849.10	16,917.79	30,195.87	11,964.18

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	10.34%	6.43%	4.89%
Investor Class	9.90%	6.05%	4.71%
Class L	9.62%	5.76%	4.45%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	32.89%
Fixed Interest Contract	21.90
Large Cap Equity	14.21
International Equity	13.61
Mid Cap Equity	7.73
Small Cap Equity	5.17
Real Estate Equity	4.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Moderately Conservative Profile Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,049.16	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.45
Investor Class
Actual	$1,000.00	$1,046.16	$4.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
Class L
Actual	$1,000.00	$1,044.91	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 1.08% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderate Profile Fund
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
The Empower Profile Funds’ 2023 performance was pressured. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year. These modest biases pressured the equity allocations in the Fund.
For the twelve-month period ended December 31, 2023, the Empower Moderate Profile Fund (Investor Class shares) returned 11.93%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and an 15.79% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,644.35	10,729.42	11,271.17	10,596.57
2015	10,574.73	10,823.18	11,346.22	10,654.85
2016	11,457.72	11,583.80	12,863.25	10,936.93
2017	12,940.35	13,122.55	15,563.22	11,324.30
2018	12,125.11	12,585.01	14,743.69	11,325.59
2019	14,249.43	15,028.42	19,317.04	12,312.80
2020	15,852.49	16,806.53	23,338.70	13,237.08
2021	17,751.62	18,982.14	29,569.16	13,032.96
2022	15,617.61	16,304.02	23,939.01	11,337.35
2023	17,480.95	18,877.85	30,195.87	11,964.18

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	12.20%	7.95%	5.93%
Investor Class	11.93%	7.59%	5.74%
Class L	11.64%	7.32%	5.49%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.85%
Large Cap Equity	19.68
International Equity	18.82
Fixed Interest Contract	15.84
Mid Cap Equity	10.69
Small Cap Equity	7.11
Real Estate Equity	4.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Moderate Profile Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,054.53	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.91
Investor Class
Actual	$1,000.00	$1,053.14	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
Class L
Actual	$1,000.00	$1,052.23	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.95
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.17% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Moderately Aggressive Profile Fund
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
The Empower Profile Funds’ 2023 performance was pressured. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year. These modest biases pressured the equity allocations in the Fund.
For the twelve-month period ended December 31, 2023, the Empower Moderately Aggressive Profile Fund (Investor Class shares) returned 13.60%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and a 18.19% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,705.94	10,777.58	11,271.17	10,596.57
2015	10,636.93	10,860.19	11,346.22	10,654.85
2016	11,618.72	11,732.63	12,863.25	10,936.93
2017	13,410.33	13,602.15	15,563.22	11,324.30
2018	12,388.46	12,889.45	14,743.69	11,325.59
2019	14,909.51	15,752.22	19,317.04	12,312.80
2020	16,661.38	17,836.59	23,338.70	13,237.08
2021	19,035.63	20,658.39	29,569.16	13,032.96
2022	16,543.55	17,513.39	23,939.01	11,337.35
2023	18,793.82	20,698.93	30,195.87	11,964.18

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure.  See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	14.04%	9.06%	6.72%
Investor Class	13.60%	8.69%	6.51%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.32%
International Equity	23.29
Bond	17.91
Mid Cap Equity	13.23
Fixed Interest Contract	8.92
Small Cap Equity	8.83
Real Estate Equity	3.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Moderately Aggressive Profile Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,060.86	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.36
Investor Class
Actual	$1,000.00	$1,058.02	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.01% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Aggressive Profile Fund
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
The Empower Profile Funds’ 2023 performance was pressured. ECM has long maintained a slight tilt toward value- and smaller-cap stocks within the equity portion of the portfolios which lagged throughout much of 2023 but started to gain momentum late in the year. These modest biases pressured the equity allocations in the Fund.
For the twelve-month period ended December 31, 2023, the Empower Aggressive Profile Fund (Investor Class shares) returned 16.94%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and a 23.22% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,834.42	10,858.22	11,271.17	13,199.87
2015	10,765.24	10,910.94	11,346.22	13,791.21
2016	11,953.72	12,003.82	12,863.25	14,712.00
2017	14,418.58	14,587.16	15,563.22	15,265.68
2018	12,917.60	13,470.03	14,743.69	14,621.62
2019	16,289.10	17,252.95	19,317.04	17,999.73
2020	18,242.16	19,952.46	23,338.70	15,984.15
2021	21,797.56	24,361.24	29,569.16	23,322.97
2022	18,491.75	20,051.71	23,939.01	17,268.02
2023	21,624.30	24,707.33	30,195.87	19,678.60

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure.  See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	17.23%	11.24%	8.23%
Investor Class	16.94%	10.86%	8.02%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.86%
International Equity	32.46
Mid Cap Equity	18.40
Small Cap Equity	12.29
Real Estate Equity	2.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Empower Aggressive Profile Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,069.82	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.13
Investor Class
Actual	$1,000.00	$1,069.25	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.90
* Expenses are equal to the Fund's annualized expense ratio of 0.81% for the Institutional Class shares and 1.16% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
11,089,060	Empower Core Bond Fund Institutional Class(a)	$ 93,258,993
16,077,398	Empower Global Bond Fund Institutional Class(a)	124,278,289
5,826,167	Empower High Yield Bond Fund Institutional Class(a)	55,639,892
6,990,310	Empower Inflation-Protected Securities Fund Institutional Class(a)	62,004,049
14,935,479	Empower Multi-Sector Bond Fund Institutional Class(a)	122,172,214
13,038,241	Empower Short Duration Bond Fund Institutional Class(a)	124,254,440
11,345,940	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	93,263,630

TOTAL BOND MUTUAL FUNDS — 47.33% (Cost $713,096,964)		$ 674,871,507
EQUITY MUTUAL FUNDS
3,165,137	Empower Emerging Markets Equity Fund Institutional Class(a)	26,935,312
2,912,315	Empower International Growth Fund Institutional Class(a)	26,735,051
8,031,549	Empower International Value Fund Institutional Class(a)	66,742,173
3,502,427	Empower Large Cap Growth Fund Institutional Class(a)	35,724,761
13,132,437	Empower Large Cap Value Fund Institutional Class(a)	89,694,544
Shares		Fair Value
Equity Mutual Funds — (continued)
5,899,427	Empower Mid Cap Value Fund Institutional Class(a)	$ 48,729,270
8,485,092	Empower Real Estate Index Fund Institutional Class(a)	71,614,178
1,245,863	Empower Small Cap Growth Fund Institutional Class(a)	13,218,606
4,796,431	Empower Small Cap Value Fund Institutional Class(a)	32,423,874
3,216,755	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	19,622,205

TOTAL EQUITY MUTUAL FUNDS — 30.25% (Cost $431,478,059)		$ 431,439,974
Account Balance
FIXED INTEREST CONTRACT
320,075,869 (b)	Empower of America Contract(a) 1.75%(c)	320,075,869

TOTAL FIXED INTEREST CONTRACT — 22.45% (Cost $320,075,869)		$ 320,075,869
TOTAL INVESTMENTS — 100.03% (Cost $1,464,650,892)		$1,426,387,350
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (423,026)
TOTAL NET ASSETS — 100.00%		$1,425,964,324

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
4,370,104	Empower Core Bond Fund Institutional Class(a)	$ 36,752,574
6,332,438	Empower Global Bond Fund Institutional Class(a)	48,949,750
2,289,839	Empower High Yield Bond Fund Institutional Class(a)	21,867,964
2,756,850	Empower Inflation-Protected Securities Fund Institutional Class(a)	24,453,256
5,879,258	Empower Multi-Sector Bond Fund Institutional Class(a)	48,092,335
1,912,615	Empower Short Duration Bond Fund Institutional Class(a)	18,227,222
4,469,911	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	36,742,669

TOTAL BOND MUTUAL FUNDS — 32.91% (Cost $252,761,298)		$235,085,770
EQUITY MUTUAL FUNDS
2,556,934	Empower Emerging Markets Equity Fund Institutional Class(a)	21,759,504
2,351,185	Empower International Growth Fund Institutional Class(a)	21,583,880
6,488,773	Empower International Value Fund Institutional Class(a)	53,921,705
2,830,903	Empower Large Cap Growth Fund Institutional Class(a)	28,875,208
10,641,823	Empower Large Cap Value Fund Institutional Class(a)	72,683,654
4,757,432	Empower Mid Cap Value Fund Institutional Class(a)	39,296,388
Shares		Fair Value
Equity Mutual Funds — (continued)
3,805,681	Empower Real Estate Index Fund Institutional Class(a)	$ 32,119,950
1,001,827	Empower Small Cap Growth Fund Institutional Class(a)	10,629,385
3,890,585	Empower Small Cap Value Fund Institutional Class(a)	26,300,355
2,610,351	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,923,138

TOTAL EQUITY MUTUAL FUNDS — 45.22% (Cost $326,628,578)		$323,093,167
Account Balance
FIXED INTEREST CONTRACT
156,477,919 (b)	Empower of America Contract(a) 1.75%(c)	156,477,919

TOTAL FIXED INTEREST CONTRACT — 21.90% (Cost $156,477,919)		$156,477,919
TOTAL INVESTMENTS — 100.03% (Cost $735,867,795)		$714,656,856
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (213,888)
TOTAL NET ASSETS — 100.00%		$714,442,968

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
6,893,978	Empower Core Bond Fund Institutional Class(a)	$ 57,978,359
9,999,268	Empower Global Bond Fund Institutional Class(a)	77,294,340
3,622,887	Empower High Yield Bond Fund Institutional Class(a)	34,598,569
4,338,598	Empower Inflation-Protected Securities Fund Institutional Class(a)	38,483,358
9,293,296	Empower Multi-Sector Bond Fund Institutional Class(a)	76,019,157
3,012,912	Empower Short Duration Bond Fund Institutional Class(a)	28,713,054
7,042,880	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	57,892,479

TOTAL BOND MUTUAL FUNDS — 23.85% (Cost $415,075,510)		$ 370,979,316
EQUITY MUTUAL FUNDS
7,682,305	Empower Emerging Markets Equity Fund Institutional Class(a)	65,376,414
7,077,653	Empower International Growth Fund Institutional Class(a)	64,972,852
19,553,244	Empower International Value Fund Institutional Class(a)	162,487,453
8,555,044	Empower Large Cap Growth Fund Institutional Class(a)	87,261,444
32,048,487	Empower Large Cap Value Fund Institutional Class(a)	218,891,161
Shares		Fair Value
Equity Mutual Funds — (continued)
14,364,777	Empower Mid Cap Value Fund Institutional Class(a)	$ 118,653,060
7,387,411	Empower Real Estate Index Fund Institutional Class(a)	62,349,750
2,995,112	Empower Small Cap Growth Fund Institutional Class(a)	31,778,138
11,680,991	Empower Small Cap Value Fund Institutional Class(a)	78,963,503
7,804,925	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	47,610,044

TOTAL EQUITY MUTUAL FUNDS — 60.33% (Cost $954,865,334)		$ 938,343,819
Account Balance
FIXED INTEREST CONTRACT
246,462,445 (b)	Empower of America Contract(a) 1.75%(c)	246,462,445

TOTAL FIXED INTEREST CONTRACT — 15.85% (Cost $246,462,445)		$ 246,462,445
TOTAL INVESTMENTS — 100.03% (Cost $1,616,403,289)		$1,555,785,580
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (503,326)
TOTAL NET ASSETS — 100.00%		$1,555,282,254

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
2,823,259	Empower Core Bond Fund Institutional Class(a)	$ 23,743,608
4,101,298	Empower Global Bond Fund Institutional Class(a)	31,703,032
1,486,750	Empower High Yield Bond Fund Institutional Class(a)	14,198,460
1,782,389	Empower Inflation-Protected Securities Fund Institutional Class(a)	15,809,792
3,812,119	Empower Multi-Sector Bond Fund Institutional Class(a)	31,183,134
3,023,084	Empower Short Duration Bond Fund Institutional Class(a)	28,809,995
2,888,528	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	23,743,702

TOTAL BOND MUTUAL FUNDS — 17.91% (Cost $182,403,521)		$169,191,723
EQUITY MUTUAL FUNDS
5,772,893	Empower Emerging Markets Equity Fund Institutional Class(a)	49,127,319
5,325,354	Empower International Growth Fund Institutional Class(a)	48,886,745
14,686,139	Empower International Value Fund Institutional Class(a)	122,041,815
6,427,313	Empower Large Cap Growth Fund Institutional Class(a)	65,558,597
24,041,302	Empower Large Cap Value Fund Institutional Class(a)	164,202,095
10,806,334	Empower Mid Cap Value Fund Institutional Class(a)	89,260,315
Shares		Fair Value
Equity Mutual Funds — (continued)
3,918,436	Empower Real Estate Index Fund Institutional Class(a)	$ 33,071,597
2,260,729	Empower Small Cap Growth Fund Institutional Class(a)	23,986,334
8,785,719	Empower Small Cap Value Fund Institutional Class(a)	59,391,459
5,863,003	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,764,318

TOTAL EQUITY MUTUAL FUNDS — 73.19% (Cost $745,561,764)		$691,290,594
Account Balance
FIXED INTEREST CONTRACT
84,301,114 (b)	Empower of America Contract(a) 1.75%(c)	84,301,114

TOTAL FIXED INTEREST CONTRACT — 8.93% (Cost $84,301,114)		$ 84,301,114
TOTAL INVESTMENTS — 100.03% (Cost $1,012,266,399)		$944,783,431
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (309,883)
TOTAL NET ASSETS — 100.00%		$944,473,548

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
EQUITY MUTUAL FUNDS
6,701,938	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 57,033,496
6,155,955	Empower International Growth Fund Institutional Class(a)	56,511,666
16,996,062	Empower International Value Fund Institutional Class(a)	141,237,280
7,420,664	Empower Large Cap Growth Fund Institutional Class(a)	75,690,776
27,836,831	Empower Large Cap Value Fund Institutional Class(a)	190,125,557
12,467,253	Empower Mid Cap Value Fund Institutional Class(a)	102,979,507
2,778,794	Empower Real Estate Index Fund Institutional Class(a)	23,453,018
2,608,644	Empower Small Cap Growth Fund Institutional Class(a)	27,677,711
Shares		Fair Value
Equity Mutual Funds — (continued)
10,166,586	Empower Small Cap Value Fund Institutional Class(a)	$ 68,726,123
6,796,374	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	41,457,881

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $816,462,755)		$784,893,015
TOTAL INVESTMENTS — 100.03% (Cost $816,462,755)		$784,893,015
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (259,446)
TOTAL NET ASSETS — 100.00%		$784,633,569

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,426,387,350	$714,656,856	$1,555,785,580
Subscriptions receivable	2,575,487	1,284,387	1,310,438
Receivable for investments sold	23,688	307,374	2,895,155
Total Assets	1,428,986,525	716,248,617	1,559,991,173
LIABILITIES:
Payable for distribution fees	1,409	4,091	25,810
Payable for investments purchased	2,005,257	979,078	159,657
Payable for shareholder services fees	394,913	195,539	418,581
Payable to investment adviser	26,704	14,258	58,935
Redemptions payable	593,918	612,683	4,045,936
Total Liabilities	3,022,201	1,805,649	4,708,919
NET ASSETS	$1,425,964,324	$714,442,968	$1,555,282,254
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,105,225	$8,921,018	$23,165,360
Paid-in capital in excess of par	1,499,851,566	759,506,614	1,828,099,402
Undistributed/accumulated deficit	(92,992,467)	(53,984,664)	(295,982,508)
NET ASSETS	$1,425,964,324	$714,442,968	$1,555,282,254
NET ASSETS BY CLASS
Investor Class	$1,351,862,880	$655,355,674	$1,302,673,229
Class L	$6,839,839	$19,802,074	$125,600,785
Institutional Class	$67,261,605	$39,285,220	$127,008,240
CAPITAL STOCK:
Authorized
Investor Class	600,000,000	380,000,000	1,050,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	183,247,900	82,919,327	207,536,818
Class L	756,176	2,151,462	11,602,860
Institutional Class	7,048,172	4,139,390	12,513,920
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.38	$7.90	$6.28
Class L	$9.05	$9.20	$10.82
Institutional Class	$9.54	$9.49	$10.15
(a) Cost of investments, affiliated	$1,464,650,892	$735,867,795	$1,616,403,289
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$944,783,431	$784,893,015
Subscriptions receivable	858,286	1,288,573
Receivable for investments sold	1,577,011	133,524
Total Assets	947,218,728	786,315,112
LIABILITIES:
Payable for investments purchased	38,058	175,172
Payable for shareholder services fees	255,106	194,542
Payable to investment adviser	54,777	64,904
Redemptions payable	2,397,239	1,246,925
Total Liabilities	2,745,180	1,681,543
NET ASSETS	$944,473,548	$784,633,569
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,678,633	$13,470,167
Paid-in capital in excess of par	1,096,311,507	940,552,127
Undistributed/accumulated deficit	(165,516,592)	(169,388,725)
NET ASSETS	$944,473,548	$784,633,569
NET ASSETS BY CLASS
Investor Class	$873,080,622	$671,880,821
Institutional Class	$71,392,926	$112,752,748
CAPITAL STOCK:
Authorized
Investor Class	570,000,000	480,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	129,286,170	123,810,779
Institutional Class	7,500,156	10,890,892
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.75	$5.43
Institutional Class	$9.52	$10.35
(a) Cost of investments, affiliated	$1,012,266,399	$816,462,755
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$3,652,994	$2,006,584	$3,939,302
Dividends, affiliated	30,097,276	15,165,494	36,858,624
Total Income	33,750,270	17,172,078	40,797,926
EXPENSES:
Management fees	982,094	552,003	1,492,992
Shareholder services fees – Investor Class	3,260,318	1,741,606	4,387,001
Shareholder services fees – Class L	25,825	74,171	471,726
Distribution fees – Class L	18,397	52,833	335,965
Total Expenses	4,286,634	2,420,613	6,687,684
Less management fees waived	769,610	423,395	833,078
Net Expenses	3,517,024	1,997,218	5,854,606
NET INVESTMENT INCOME	30,233,246	15,174,860	34,943,320
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(1,645,134)	1,176,616	(2,785,346)
Realized gain distributions received, affiliated	15,317,524	12,489,528	38,816,252
Net Realized Gain	13,672,390	13,666,144	36,030,906
Net change in unrealized appreciation on investments, affiliated	58,646,419	32,415,574	97,613,235
Net Change in Unrealized Appreciation	58,646,419	32,415,574	97,613,235
Net Realized and Unrealized Gain	72,318,809	46,081,718	133,644,141
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,552,055	$61,256,578	$168,587,461
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,155,483	$-
Dividends, affiliated	21,145,487	16,720,889
Total Income	22,300,970	16,720,889
EXPENSES:
Management fees	780,525	614,232
Shareholder services fees – Investor Class	2,510,819	1,785,147
Total Expenses	3,291,344	2,399,379
Less management fees waived	243,963	-
Net Expenses	3,047,381	2,399,379
NET INVESTMENT INCOME	19,253,589	14,321,510
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(18,912,854)	(2,040,638)
Realized gain distributions received, affiliated	28,514,127	32,708,175
Net Realized Gain	9,601,273	30,667,537
Net change in unrealized appreciation on investments, affiliated	81,350,508	64,437,839
Net Change in Unrealized Appreciation	81,350,508	64,437,839
Net Realized and Unrealized Gain	90,951,781	95,105,376
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,205,370	$109,426,886
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Conservative Profile Fund	2023	2022
OPERATIONS:
Net investment income	$30,233,246	$16,876,521
Net realized gain	13,672,390	20,651,688
Net change in unrealized appreciation (depreciation)	58,646,419	(143,618,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	102,552,055	(106,090,718)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(44,100,867)	(51,483,492)
Class L	(212,640)	(365,021)
Institutional Class	(1,839,217)	(1,912,797)
From Net Investment Income and Net Realized Gains	(46,152,724)	(53,761,310)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	795,487,625	282,975,400
Class L	1,328,742	1,453,419
Institutional Class	39,660,744	11,633,444
Shares issued in reinvestment of distributions
Investor Class	44,100,867	51,483,492
Class L	212,640	365,021
Institutional Class	1,839,217	1,912,797
Shares redeemed
Investor Class	(369,057,144)	(384,346,512)
Class L	(2,572,726)	(2,516,571)
Institutional Class	(13,943,373)	(10,543,309)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	497,056,592	(47,582,819)
Total Increase (Decrease) in Net Assets	553,455,923	(207,434,847)
NET ASSETS:
Beginning of year	872,508,401	1,079,943,248
End of year	$1,425,964,324	$872,508,401
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	111,461,053	36,950,487
Class L	152,082	152,540
Institutional Class	4,323,724	1,177,670
Shares issued in reinvestment of distributions
Investor Class	6,030,954	7,085,926
Class L	23,960	41,554
Institutional Class	194,660	206,080
Shares redeemed
Investor Class	(50,815,091)	(50,377,934)
Class L	(290,692)	(273,105)
Institutional Class	(1,497,939)	(1,065,167)
Net Increase (Decrease)	69,582,711	(6,101,949)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Moderately Conservative Profile Fund	2023	2022
OPERATIONS:
Net investment income	$15,174,860	$9,061,136
Net realized gain	13,666,144	13,672,624
Net change in unrealized appreciation (depreciation)	32,415,574	(90,059,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,256,578	(67,325,898)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(29,001,630)	(34,163,612)
Class L	(858,767)	(1,335,049)
Institutional Class	(1,706,527)	(1,692,027)
From Net Investment Income and Net Realized Gains	(31,566,924)	(37,190,688)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	406,133,933	192,242,037
Class L	497,796	235,225
Institutional Class	15,429,099	6,517,698
Shares issued in reinvestment of distributions
Investor Class	29,001,630	34,163,612
Class L	858,767	1,335,049
Institutional Class	1,706,527	1,692,027
Shares redeemed
Investor Class	(267,824,474)	(243,884,286)
Class L	(4,429,558)	(1,911,571)
Institutional Class	(6,106,537)	(4,566,055)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	175,267,183	(14,176,264)
Total Increase (Decrease) in Net Assets	204,956,837	(118,692,850)
NET ASSETS:
Beginning of year	509,486,131	628,178,981
End of year	$714,442,968	$509,486,131
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	52,723,750	23,408,660
Class L	55,101	23,648
Institutional Class	1,666,707	669,829
Shares issued in reinvestment of distributions
Investor Class	3,701,495	4,411,242
Class L	94,836	149,856
Institutional Class	181,823	183,870
Shares redeemed
Investor Class	(34,329,861)	(29,836,900)
Class L	(495,647)	(207,024)
Institutional Class	(654,483)	(461,867)
Net Increase (Decrease)	22,943,721	(1,658,686)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Moderate Profile Fund	2023	2022
OPERATIONS:
Net investment income	$34,943,320	$24,180,292
Net realized gain	36,030,906	39,020,903
Net change in unrealized appreciation (depreciation)	97,613,235	(283,151,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	168,587,461	(219,950,411)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(61,198,068)	(114,093,871)
Class L	(3,501,402)	(8,731,572)
Institutional Class	(4,020,475)	(6,109,677)
From Net Investment Income and Net Realized Gains	(68,719,945)	(128,935,120)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	532,220,958	353,359,096
Class L	996,852	2,700,860
Institutional Class	41,817,822	20,142,940
Shares issued in reinvestment of distributions
Investor Class	61,198,068	114,093,871
Class L	3,501,402	8,731,572
Institutional Class	4,020,475	6,109,677
Shares redeemed
Investor Class	(610,095,686)	(509,122,615)
Class L	(34,383,926)	(16,074,793)
Institutional Class	(22,757,863)	(19,081,457)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(23,481,898)	(39,140,849)
Total Increase (Decrease) in Net Assets	76,385,618	(388,026,380)
NET ASSETS:
Beginning of year	1,478,896,636	1,866,923,016
End of year	$1,555,282,254	$1,478,896,636
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	87,322,982	54,363,543
Class L	94,980	261,260
Institutional Class	4,336,850	1,947,423
Shares issued in reinvestment of distributions
Investor Class	9,958,540	18,949,985
Class L	336,135	864,200
Institutional Class	405,732	642,268
Shares redeemed
Investor Class	(100,155,117)	(78,419,260)
Class L	(3,305,558)	(1,525,878)
Institutional Class	(2,345,813)	(1,906,646)
Net Decrease	(3,351,269)	(4,823,105)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Moderately Aggressive Profile Fund	2023	2022
OPERATIONS:
Net investment income	$19,253,589	$11,113,377
Net realized gain	9,601,273	29,623,941
Net change in unrealized appreciation (depreciation)	81,350,508	(155,081,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,205,370	(114,344,623)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(41,126,313)	(63,147,478)
Institutional Class	(2,820,387)	(3,792,766)
From Net Investment Income and Net Realized Gains	(43,946,700)	(66,940,244)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	446,594,408	192,761,861
Institutional Class	17,760,758	17,899,485
Shares issued in reinvestment of distributions
Investor Class	41,126,313	63,147,478
Institutional Class	2,820,387	3,792,766
Shares redeemed
Investor Class	(339,426,462)	(271,069,710)
Institutional Class	(10,191,075)	(10,625,619)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	158,684,329	(4,093,739)
Total Increase (Decrease) in Net Assets	224,942,999	(185,378,606)
NET ASSETS:
Beginning of year	719,530,549	904,909,155
End of year	$944,473,548	$719,530,549
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	69,152,510	27,810,869
Institutional Class	1,948,401	1,926,454
Shares issued in reinvestment of distributions
Investor Class	6,236,944	9,843,394
Institutional Class	304,679	428,340
Shares redeemed
Investor Class	(51,805,396)	(38,877,383)
Institutional Class	(1,121,993)	(1,125,609)
Net Increase	24,715,145	6,065
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Aggressive Profile Fund	2023	2022
OPERATIONS:
Net investment income	$14,321,510	$7,706,980
Net realized gain	30,667,537	32,762,093
Net change in unrealized appreciation (depreciation)	64,437,839	(148,529,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	109,426,886	(108,060,570)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(31,652,435)	(62,980,718)
Institutional Class	(3,942,059)	(8,047,330)
From Net Investment Income and Net Realized Gains	(35,594,494)	(71,028,048)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	302,498,228	112,933,549
Institutional Class	19,650,057	27,509,176
Shares issued in reinvestment of distributions
Investor Class	31,652,435	62,980,718
Institutional Class	3,942,059	8,047,330
Shares redeemed
Investor Class	(186,829,550)	(169,734,958)
Institutional Class	(23,792,423)	(21,329,128)
Net Increase in Net Assets Resulting from Capital Share Transactions	147,120,806	20,406,687
Total Increase (Decrease) in Net Assets	220,953,198	(158,681,931)
NET ASSETS:
Beginning of year	563,680,371	722,362,302
End of year	$784,633,569	$563,680,371
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	59,539,111	19,812,478
Institutional Class	2,012,362	2,690,587
Shares issued in reinvestment of distributions
Investor Class	5,973,701	12,406,817
Institutional Class	395,322	864,005
Shares redeemed
Investor Class	(35,955,516)	(29,844,545)
Institutional Class	(2,455,249)	(2,105,893)
Net Increase	29,509,731	3,823,449
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$ 7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$ 7.38	8.25%
12/31/2022	$ 8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$ 7.11	(9.93%)
12/31/2021	$ 8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$ 8.39	6.35%
12/31/2020	$ 7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$ 8.30	8.21%
12/31/2019	$ 7.49	0.15	0.71	0.86	(0.18)	(0.30)	(0.48)	$ 7.87	11.54%
Class L
12/31/2023	$ 8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$ 9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$ 8.63	(10.15%)
12/31/2021	$ 9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$ 9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$ 9.85	7.93%
12/31/2019	$ 8.74	0.17	0.80	0.97	(0.14)	(0.30)	(0.44)	$ 9.27	11.22%
Institutional Class
12/31/2023	$ 9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$ 9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$ 9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$ 9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
12/31/2019	$ 9.26	0.23	0.86	1.09	(0.22)	(0.30)	(0.52)	$ 9.83	11.87%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$ 828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$ 895,918	0.45%	0.37%	2.73%	30%
12/31/2019	$ 213,762	0.45%	0.37%	1.95%	20%
Class L
12/31/2023	$ 6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$ 7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$ 9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$ 10,027	0.70%	0.62%	1.11%	30%
12/31/2019	$ 605,779	0.70%	0.62%	1.83%	20%
Institutional Class
12/31/2023	$ 67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$ 36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$ 39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$ 33,198	0.10%	0.02%	2.48%	30%
12/31/2019	$ 40,399	0.10%	0.02%	2.36%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$ 7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$ 7.90	9.90%
12/31/2022	$ 9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$ 7.58	(10.82%)
12/31/2021	$ 8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$ 9.14	9.13%
12/31/2020	$ 8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$ 8.95	9.57%
12/31/2019	$ 7.88	0.15	0.97	1.12	(0.16)	(0.46)	(0.62)	$ 8.38	14.45%
Class L
12/31/2023	$ 8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$ 9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$ 8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$ 9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
12/31/2019	$ 8.81	0.16	1.07	1.23	(0.13)	(0.46)	(0.59)	$ 9.45	14.14%
Institutional Class
12/31/2023	$ 9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$ 9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$ 9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$ 9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
12/31/2019	$ 9.07	0.21	1.11	1.32	(0.20)	(0.46)	(0.66)	$ 9.73	14.80%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
12/31/2019	$124,650	0.45%	0.37%	1.81%	22%
Class L
12/31/2023	$ 19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$ 21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$ 26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$ 26,264	0.70%	0.62%	0.94%	34%
12/31/2019	$350,464	0.70%	0.62%	1.65%	22%
Institutional Class
12/31/2023	$ 39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$ 26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$ 27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$ 21,473	0.10%	0.02%	2.50%	34%
12/31/2019	$ 20,093	0.10%	0.02%	2.17%	22%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$ 5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$ 6.28	11.93%
12/31/2022	$ 7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$ 5.89	(12.02%)
12/31/2021	$ 7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$ 7.34	11.98%
12/31/2020	$ 6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$ 7.07	11.25%
12/31/2019	$ 6.21	0.11	0.94	1.05	(0.13)	(0.56)	(0.69)	$ 6.57	17.52%
Class L
12/31/2023	$ 9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$ 9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
12/31/2019	$ 9.45	0.16	1.44	1.60	(0.10)	(0.56)	(0.66)	$10.39	17.23%
Institutional Class
12/31/2023	$ 9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$ 9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$ 9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
12/31/2019	$ 8.97	0.19	1.39	1.58	(0.18)	(0.56)	(0.74)	$ 9.81	18.00%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
12/31/2019	$ 740,432	0.45%	0.39%	1.63%	27%
Class L
12/31/2023	$ 125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$ 144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$ 179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$ 173,155	0.70%	0.65%	0.87%	34%
12/31/2019	$ 797,338	0.70%	0.64%	1.53%	27%
Institutional Class
12/31/2023	$ 127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$ 94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$ 106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$ 109,001	0.10%	0.05%	2.15%	34%
12/31/2019	$ 132,857	0.10%	0.04%	1.99%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$ 6.75	13.60%
12/31/2022	$ 7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$ 6.28	(13.09%)
12/31/2021	$ 7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$ 7.95	14.25%
12/31/2020	$ 7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$ 7.64	11.75%
12/31/2019	$ 6.94	0.12	1.25	1.37	(0.13)	(0.73)	(0.86)	$ 7.45	20.35%
Institutional Class
12/31/2023	$ 8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$ 9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$ 8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$ 9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
12/31/2019	$ 8.77	0.18	1.60	1.78	(0.17)	(0.73)	(0.90)	$ 9.65	20.64%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
12/31/2019	$336,156	0.45%	0.42%	1.53%	34%
Institutional Class
12/31/2023	$ 71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$ 55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$ 55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$ 60,144	0.10%	0.07%	2.12%	63%
12/31/2019	$ 61,262	0.10%	0.07%	1.88%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$ 5.43	16.94%
12/31/2022	$ 6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$ 4.92	(15.17%)
12/31/2021	$ 6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$ 6.66	19.49%
12/31/2020	$ 5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$ 6.35	11.99%
12/31/2019	$ 5.54	0.08	1.31	1.39	(0.13)	(0.84)	(0.97)	$ 5.96	26.10%
Institutional Class
12/31/2023	$ 9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$ 9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$ 9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
12/31/2019	$ 8.55	0.16	2.03	2.19	(0.17)	(0.84)	(1.01)	$ 9.73	26.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
12/31/2019	$427,424	0.45%	0.45%	1.26%	33%
Institutional Class
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
12/31/2019	$115,496	0.10%	0.10%	1.67%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments for the Empower Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Empower Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments for the Empower Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Empower Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments for the Empower Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.

Annual Report - December 31, 2023

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually.  Capital gain distributions of the Funds, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2023

The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower Conservative Profile Fund
	2023	2022
Ordinary income	$33,790,925	$16,871,993
Long-term capital gain	12,361,799	36,889,317
	$46,152,724	$53,761,310
Empower Moderately Conservative Profile Fund
	2023	2022
Ordinary income	$18,208,706	$9,323,391
Long-term capital gain	13,358,218	27,867,297
	$31,566,924	$37,190,688
Empower Moderate Profile Fund
	2023	2022
Ordinary income	$47,771,473	$34,169,705
Long-term capital gain	20,948,472	94,765,415
	$68,719,945	$128,935,120
Empower Moderately Aggressive Profile Fund
	2023	2022
Ordinary income	$18,080,744	$11,475,424
Long-term capital gain	25,865,956	55,464,820
	$43,946,700	$66,940,244
Empower Aggressive Profile Fund
	2023	2022
Ordinary income	$19,186,108	$9,131,846
Long-term capital gain	16,408,386	61,896,202
	$35,594,494	$71,028,048
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower Conservative Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	14,632,615
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(107,625,082)
Tax composition of capital	$(92,992,467)

Annual Report - December 31, 2023

Empower Moderately Conservative Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	12,323,367
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(66,308,031)
Tax composition of capital	$(53,984,664)
Empower Moderate Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	44,029,924
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(340,012,432)
Tax composition of capital	$(295,982,508)
Empower Moderately Aggressive Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	27,357,790
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(192,874,382)
Tax composition of capital	$(165,516,592)
Empower Aggressive Profile Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	29,965,522
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(199,354,247)
Tax composition of capital	$(169,388,725)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,534,012,432	$12,038,414	$(119,663,496)	$(107,625,082)
Empower Moderately Conservative Profile Fund	780,964,887	4,508,480	(70,816,511)	(66,308,031)
Empower Moderate Profile Fund	1,895,798,012	—	(340,012,432)	(340,012,432)
Empower Moderately Aggressive Profile Fund	1,137,657,813	—	(192,874,382)	(192,874,382)
Empower Aggressive Profile Fund	984,247,262	—	(199,354,247)	(199,354,247)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2023

Empower Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the year ended December 31, 2023.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2023, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 47.33%
Empower Core Bond Fund Institutional Class	11,089,060	$ 56,879,489	$ 40,274,561	$ 6,232,491	$ (801,113)	$ 2,337,434	$ 4,593,754	$ -	$ 93,258,993
Empower Global Bond Fund Institutional Class	16,077,398	76,011,538	48,062,701	8,464,317	(1,634,828)	8,668,367	685,925	-	124,278,289
Empower High Yield Bond Fund Institutional Class	5,826,167	33,962,801	22,139,776	3,740,857	(220,067)	3,278,172	2,102,829	-	55,639,892
Empower Inflation-Protected Securities Fund Institutional Class	6,990,310	38,083,261	26,907,934	3,858,413	(382,695)	871,267	2,290,022	-	62,004,049
Empower Multi-Sector Bond Fund Institutional Class	14,935,479	74,654,012	50,276,112	7,015,040	(1,106,566)	4,257,130	5,705,847	-	122,172,214
Empower Short Duration Bond Fund Institutional Class	13,038,241	76,318,707	53,185,910	8,318,544	(303,194)	3,068,367	2,819,702	-	124,254,440
Empower U.S. Government Mortgage Securities Fund Institutional Class	11,345,940	56,779,554	39,632,817	5,755,237	(647,959)	2,606,496	2,955,968	-	93,263,630
					(5,096,422)	25,087,233	21,154,047	0	674,871,507

Annual Report - December 31, 2023

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
EQUITY MUTUAL FUNDS 30.25%
Empower Emerging Markets Equity Fund Institutional Class	3,165,137	$ 16,119,948	$ 12,910,702	$ 4,142,251	$ (50,839)	$ 2,046,913	$ 362,337	$ -	$ 26,935,312
Empower International Growth Fund Institutional Class	2,912,315	16,180,272	12,112,697	5,638,152	(258,119)	4,080,234	200,984	-	26,735,051
Empower International Value Fund Institutional Class	8,031,549	40,559,128	31,083,452	9,341,300	839,964	4,440,893	2,513,207	1,504,698	66,742,173
Empower Large Cap Growth Fund Institutional Class	3,502,427	21,890,694	14,479,369	9,662,459	(2,023,076)	9,017,157	65,761	914,341	35,724,761
Empower Large Cap Value Fund Institutional Class	13,132,437	54,834,722	45,554,430	8,054,026	3,632,522	(2,640,582)	2,045,437	6,979,681	89,694,544
Empower Mid Cap Value Fund Institutional Class	5,899,427	29,736,401	23,128,336	8,805,687	885,477	4,670,220	1,101,618	19,934	48,729,270
Empower Real Estate Index Fund Institutional Class	8,485,092	43,837,040	37,087,912	14,776,702	3,240,512	5,465,928	1,715,549	173,849	71,614,178
Empower Small Cap Growth Fund Institutional Class	1,245,863	8,014,582	6,481,031	4,339,702	(1,102,404)	3,062,695	-	2,051	13,218,606
Empower Small Cap Value Fund Institutional Class	4,796,431	19,912,844	19,643,120	9,092,521	(785,924)	1,960,431	869,057	3,160,478	32,423,874
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,216,755	11,923,844	11,191,531	4,948,466	(926,825)	1,455,296	69,279	2,562,492	19,622,205
					3,451,288	33,559,185	8,943,229	15,317,524	431,439,974
FIXED INTEREST CONTRACT 22.45%
Empower of America Contract	320,075,869	197,079,969	139,267,491	19,924,585	-	-	3,652,994	-	320,075,869
					0	0	3,652,994	0	320,075,869
				Total	$(1,645,134)	$58,646,418	$33,750,270	$15,317,524	$1,426,387,350
Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 32.91%
Empower Core Bond Fund Institutional Class	4,370,104	$ 26,142,591	$14,143,354	$ 4,453,792	$ (498,032)	$ 920,421	$ 1,919,700	$ -	$ 36,752,574
Empower Global Bond Fund Institutional Class	6,332,438	35,007,090	16,887,745	6,639,535	(1,198,029)	3,694,450	320,870	-	48,949,750
Empower High Yield Bond Fund Institutional Class	2,289,839	15,573,071	7,109,763	2,077,361	(55,797)	1,262,491	891,630	-	21,867,964
Empower Inflation-Protected Securities Fund Institutional Class	2,756,850	17,527,241	9,237,021	2,629,016	(187,221)	318,010	977,906	-	24,453,256
Empower Multi-Sector Bond Fund Institutional Class	5,879,258	34,288,794	17,292,098	5,300,108	(692,689)	1,811,551	2,382,453	-	48,092,335
Empower Short Duration Bond Fund Institutional Class	1,912,615	13,051,780	6,650,429	2,007,611	(119,610)	532,624	463,847	-	18,227,222

Annual Report - December 31, 2023

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower U.S. Government Mortgage Securities Fund Institutional Class	4,469,911	$ 26,130,676	$13,949,894	$ 4,459,917	$ (590,902)	$ 1,122,016	$ 1,289,323	$ -	$ 36,742,669
					(3,342,280)	9,661,563	8,245,729	0	235,085,770
EQUITY MUTUAL FUNDS 45.22%
Empower Emerging Markets Equity Fund Institutional Class	2,556,934	15,248,148	9,424,549	4,833,288	(276,438)	1,920,095	314,532	-	21,759,504
Empower International Growth Fund Institutional Class	2,351,185	15,293,985	7,940,921	4,601,373	108,483	2,950,347	162,428	-	21,583,880
Empower International Value Fund Institutional Class	6,488,773	38,264,470	20,498,737	9,099,447	322,074	4,257,945	2,041,718	1,264,560	53,921,705
Empower Large Cap Growth Fund Institutional Class	2,830,903	20,678,524	10,016,135	9,369,466	(1,354,558)	7,550,015	59,261	738,600	28,875,208
Empower Large Cap Value Fund Institutional Class	10,641,823	51,718,524	32,343,083	11,079,180	1,022,370	(298,773)	1,797,420	5,673,769	72,683,654
Empower Mid Cap Value Fund Institutional Class	4,757,432	28,045,997	15,275,626	5,996,187	2,525,354	1,970,952	921,327	19,232	39,296,388
Empower Real Estate Index Fund Institutional Class	3,805,681	22,968,981	15,016,333	7,398,568	2,064,550	1,533,204	844,991	77,969	32,119,950
Empower Small Cap Growth Fund Institutional Class	1,001,827	7,516,796	4,386,057	2,882,806	(37,171)	1,609,338	-	1,975	10,629,385
Empower Small Cap Value Fund Institutional Class	3,890,585	18,725,611	14,097,596	6,939,198	509,060	416,346	722,236	2,616,377	26,300,355
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,610,351	11,231,567	7,637,192	3,790,161	(364,828)	844,540	55,852	2,097,046	15,923,138
					4,518,896	22,754,009	6,919,765	12,489,528	323,093,167
FIXED INTEREST CONTRACT 21.90%
Empower of America Contract	156,477,919	112,232,803	58,091,662	15,853,130	-	-	2,006,584	-	156,477,919
					0	0	2,006,584	0	156,477,919
				Total	$ 1,176,616	$32,415,572	$17,172,078	$12,489,528	$714,656,856
Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 23.85%
Empower Core Bond Fund Institutional Class	6,893,978	$ 55,152,052	$10,943,461	$10,090,235	$(1,778,630)	$ 1,973,081	$ 3,407,844	$ -	$ 57,978,359
Empower Global Bond Fund Institutional Class	9,999,268	73,765,752	9,936,024	11,917,672	(2,242,072)	5,510,236	675,542	-	77,294,340
Empower High Yield Bond Fund Institutional Class	3,622,887	32,845,594	4,208,423	4,718,893	(274,654)	2,263,445	1,633,394	-	34,598,569
Empower Inflation-Protected Securities Fund Institutional Class	4,338,598	36,948,617	7,168,481	6,242,410	(557,101)	608,670	1,790,372	-	38,483,358

Annual Report - December 31, 2023

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower Multi-Sector Bond Fund Institutional Class	9,293,296	$ 72,415,575	$12,060,396	$11,963,842	$(2,019,571)	$ 3,507,028	$ 4,241,002	$ -	$ 76,019,157
Empower Short Duration Bond Fund Institutional Class	3,012,912	27,515,440	5,392,562	5,207,169	(314,983)	1,012,221	902,214	-	28,713,054
Empower U.S. Government Mortgage Securities Fund Institutional Class	7,042,880	55,146,379	10,618,956	9,132,360	(1,101,771)	1,259,504	2,456,591	-	57,892,479
					(8,288,782)	16,134,185	15,106,959	0	370,979,316
EQUITY MUTUAL FUNDS 60.33%
Empower Emerging Markets Equity Fund Institutional Class	7,682,305	61,368,228	11,288,835	12,547,281	(43,090)	5,266,632	1,070,327	-	65,376,414
Empower International Growth Fund Institutional Class	7,077,653	61,421,255	9,072,281	13,099,858	2,066,604	7,579,174	492,305	-	64,972,852
Empower International Value Fund Institutional Class	19,553,244	153,464,235	21,850,441	25,064,181	4,331,207	12,236,958	6,255,685	4,102,603	162,487,453
Empower Large Cap Growth Fund Institutional Class	8,555,044	82,897,897	8,321,695	28,791,799	(2,445,172)	24,833,651	215,135	2,242,802	87,261,444
Empower Large Cap Value Fund Institutional Class	32,048,487	207,542,196	43,256,553	33,472,907	561,554	1,565,319	6,331,911	17,447,881	218,891,161
Empower Mid Cap Value Fund Institutional Class	14,364,777	112,516,981	17,521,409	24,831,735	940,848	13,446,405	2,990,831	75,420	118,653,060
Empower Real Estate Index Fund Institutional Class	7,387,411	59,246,226	13,019,195	16,222,879	95,224	6,307,208	1,918,596	152,143	62,349,750
Empower Small Cap Growth Fund Institutional Class	2,995,112	30,113,799	5,483,592	7,914,457	876,536	4,095,204	-	7,729	31,778,138
Empower Small Cap Value Fund Institutional Class	11,680,991	75,084,157	24,383,572	23,076,461	628,622	2,572,235	2,307,967	8,272,561	78,963,503
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,804,925	45,031,666	10,768,723	11,766,608	(1,508,897)	3,576,263	168,908	6,515,113	47,610,044
					5,503,436	81,479,049	21,751,665	38,816,252	938,343,819
FIXED INTEREST CONTRACT 15.85%
Empower of America Contract	246,462,445	236,925,843	45,885,102	40,287,803	-	-	3,939,302	-	246,462,445
					0	0	3,939,302	0	246,462,445
				Total	$(2,785,346)	$97,613,234	$40,797,926	$38,816,252	$1,555,785,580
Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 17.91%
Empower Core Bond Fund Institutional Class	2,823,259	$ 18,055,897	$ 8,383,806	$ 3,444,387	$ (552,411)	$ 748,292	$ 1,286,815	$ -	$ 23,743,608
Empower Global Bond Fund Institutional Class	4,101,298	24,186,783	9,203,288	3,914,537	(716,428)	2,227,498	231,188	-	31,703,032
Empower High Yield Bond Fund Institutional Class	1,486,750	10,772,711	4,112,708	1,485,975	(19,906)	799,016	609,583	-	14,198,460

Annual Report - December 31, 2023

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower Inflation-Protected Securities Fund Institutional Class	1,782,389	$ 12,109,685	$ 5,624,198	$ 2,198,571	$ (221,025)	$ 274,480	$ 666,859	$ -	$ 15,809,792
Empower Multi-Sector Bond Fund Institutional Class	3,812,119	23,738,833	10,233,354	4,079,102	(628,162)	1,290,049	1,610,665	-	31,183,134
Empower Short Duration Bond Fund Institutional Class	3,023,084	22,046,810	10,010,581	4,119,593	(212,568)	872,197	781,321	-	28,809,995
Empower U.S. Government Mortgage Securities Fund Institutional Class	2,888,528	18,034,538	8,269,496	3,392,242	(590,162)	831,910	883,831	-	23,743,702
					(2,940,662)	7,043,442	6,070,262	0	169,191,723
EQUITY MUTUAL FUNDS 73.19%
Empower Emerging Markets Equity Fund Institutional Class	5,772,893	36,824,716	16,080,321	8,944,502	(1,543,415)	5,166,784	742,351	-	49,127,319
Empower International Growth Fund Institutional Class	5,325,354	37,004,102	14,253,344	7,920,804	1,318,000	5,550,103	369,106	-	48,886,745
Empower International Value Fund Institutional Class	14,686,139	92,563,794	36,305,941	15,295,088	2,310,850	8,467,168	4,654,588	2,936,971	122,041,815
Empower Large Cap Growth Fund Institutional Class	6,427,313	50,043,094	15,436,579	17,549,500	(2,900,431)	17,628,424	143,093	1,678,617	65,558,597
Empower Large Cap Value Fund Institutional Class	24,041,302	125,445,557	56,928,197	28,081,177	(8,414,045)	9,909,518	4,301,777	12,938,875	164,202,095
Empower Mid Cap Value Fund Institutional Class	10,806,334	67,964,112	26,759,784	14,645,553	1,176,215	9,181,972	2,144,779	47,838	89,260,315
Empower Real Estate Index Fund Institutional Class	3,918,436	25,241,135	12,979,591	10,929,159	(2,175,294)	5,780,030	921,276	80,321	33,071,597
Empower Small Cap Growth Fund Institutional Class	2,260,729	18,268,080	7,435,740	5,286,646	4,436	3,569,160	-	4,900	23,986,334
Empower Small Cap Value Fund Institutional Class	8,785,719	45,582,164	25,973,359	16,709,929	(2,408,868)	4,545,865	1,671,550	6,028,161	59,391,459
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,863,003	27,192,521	13,526,510	9,462,757	(3,339,640)	4,508,044	126,705	4,798,444	35,764,318
					(15,972,192)	74,307,068	15,075,225	28,514,127	691,290,594
FIXED INTEREST CONTRACT 8.93%
Empower of America Contract	84,301,114	64,698,534	29,873,554	11,426,457	-	-	1,155,483	-	84,301,114
					0	0	1,155,483	0	84,301,114
				Total	$(18,912,854)	$81,350,510	$22,300,970	$28,514,127	$944,783,431
Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
EQUITY MUTUAL FUNDS 100.03%
Empower Emerging Markets Equity Fund Institutional Class	6,701,938	$ 40,342,746	$20,104,207	$ 7,872,360	$ (355,234)	$ 4,458,904	$ 832,976	$ -	$ 57,033,496

Annual Report - December 31, 2023

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
Empower International Growth Fund Institutional Class	6,155,955	$ 40,372,543	$16,582,540	$ 6,616,507	$ 1,527,798	$ 6,173,090	$ 426,191	$ -	$ 56,511,666
Empower International Value Fund Institutional Class	16,996,062	101,285,239	46,256,238	15,554,097	2,468,571	9,249,900	5,358,206	3,334,566	141,237,280
Empower Large Cap Growth Fund Institutional Class	7,420,664	54,675,947	20,866,387	19,017,127	(3,025,879)	19,165,569	157,962	1,939,700	75,690,776
Empower Large Cap Value Fund Institutional Class	27,836,831	136,812,012	69,267,219	18,464,233	(1,258,582)	2,510,559	4,819,744	14,916,422	190,125,557
Empower Mid Cap Value Fund Institutional Class	12,467,253	74,243,051	29,100,776	12,665,524	(766,468)	12,301,204	2,441,139	51,690	102,979,507
Empower Real Estate Index Fund Institutional Class	2,778,794	16,934,706	8,410,267	4,584,562	(191,715)	2,692,607	628,694	57,037	23,453,018
Empower Small Cap Growth Fund Institutional Class	2,608,644	19,824,025	8,371,345	4,345,809	202,980	3,828,150	-	5,283	27,677,711
Empower Small Cap Value Fund Institutional Class	10,166,586	49,670,835	28,781,742	11,108,927	877,080	1,382,473	1,909,555	6,893,538	68,726,123
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,796,374	29,707,148	15,675,915	6,600,564	(1,519,189)	2,675,382	146,422	5,509,939	41,457,881
					(2,040,638)	64,437,838	16,720,889	32,708,175	784,893,015
				Total	$(2,040,638)	$64,437,838	$16,720,889	$32,708,175	$784,893,015
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$633,419,880	$140,465,615
Empower Moderately Conservative Profile Fund	279,998,193	110,586,760
Empower Moderate Profile Fund	271,179,700	293,563,203
Empower Moderately Aggressive Profile Fund	311,390,352	149,973,125
Empower Aggressive Profile Fund	263,416,637	104,789,075
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, the Funds may also enter into contracts that provide general indemnifications.  The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower Conservative Profile Fund,  Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund, and Empower Aggressive Profile Fund (collectively, the “Funds”), five of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Conservative Profile Fund	$363,779	$3,855,166
Empower Moderately Conservative Profile Fund	293,880	3,114,362
Empower Moderate Profile Fund	885,007	9,379,771
Empower Moderately Aggressive Profile Fund	664,866	7,046,774
Empower Aggressive Profile Fund	769,837	8,157,929
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Conservative Profile Fund	10%
Empower Moderately Conservative Profile Fund	17%
Empower Moderate Profile Fund	26%
Empower Moderately Aggressive Profile Fund	31%
Empower Aggressive Profile Fund	54%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024